Summary of Fair Value and Related Notional Amounts of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Summary of fair value of derivative instruments
Derivative asset, Fair value	$ 2,137	[1]	$ 2,790	[1]
Derivative asset, Notional amount	33,819	[1]	30,263	[1]
Derivative liability, Fair value	2,183	[1]	2,123	[1]
Derivative liability, Notional amount	31,245	[1]	25,506	[1]
Designated as Hedging Instrument [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	1		4
Derivative asset, Notional amount	6		79
Derivative liability, Fair value	26		21
Derivative liability, Notional amount	345		192
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	1,787		1,960
Derivative asset, Notional amount	26,156		21,216
Derivative liability, Fair value	2,100		2,065
Derivative liability, Notional amount	29,715		23,746
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	343		822
Derivative asset, Notional amount	6,556		7,445
Derivative liability, Fair value
Derivative liability, Notional amount
Not Designated as Hedging Instrument [Member] | Total Return Swap [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	6		4
Derivative asset, Notional amount	1,101		1,513
Derivative liability, Fair value	52		32
Derivative liability, Notional amount	1,183		1,551
Not Designated as Hedging Instrument [Member] | Other Derivative Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Notional amount			10
Derivative liability, Fair value	5		5
Derivative liability, Notional amount	$ 2		$ 17

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets. As of December 31, 2013 and 2012, derivative assets exclude $196 million and $170 million, respectively, of accrued interest receivable, and derivative liabilities exclude $227 million and $179 million, respectively, of accrued interest payable.